UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22039

First Trust Specialty Finance and Financial Opportunities Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: November 30

Date of reporting period: November 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

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Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended November 30, 2019, originally filed with the Securities and Exchange Commission on January 30, 2020 (Accession Number 0001445546-20-000533) to correct the amount of non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser in response to Item 4(g). Item 1 to this Form N-CSR is incorporated by reference to the Form N-CSR filed on EDGAR on January 30, 2020 (Accession Number 0001445546-20-000533).

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Item 2. Code of Ethics.

(a)   The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $42,000 for the fiscal year ended November 30, 2018 and $42,000 for the fiscal year ended November 30, 2019.

(b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2018 and $0 for the fiscal year ended November 30, 2019.

Audit-Related Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2018 and $0 for the fiscal year ended November 30, 2019.

(c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $4,450 for the fiscal year ended November 30, 2018 and $5,200 for the fiscal year ended November 30, 2019. These fees were for tax consultation.

Tax Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s adviser were $0 for the fiscal year ended November 30, 2018 and $0 for the fiscal year ended November 30, 2019.

(d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended November 30, 2018 and $0 for the fiscal year ended November 30, 2019.

All Other Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant’s investment adviser, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended November 30, 2018 and $0 for the fiscal year ended November 30, 2019.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended November 30, 2018, were $4,450 for the registrant and $48,190 for the registrant’s investment adviser; and for the fiscal year ended November 30, 2019, were $5,200 for the registrant and $75,670 for the registrant’s investment adviser.

(h) The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

The Registrant has a separately designated audit committee consisting of all the independent trustees of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are attached herewith.

CONFLUENCE INVESTMENT MANAGEMENT LLC

PROXY VOTING POLICY

1. Introduction

As a registered investment adviser, Confluence Investment Management LLC (“Confluence”) has a fiduciary duty to act solely in the best interests of its clients. If the client is a registered investment company under the Investment Company Act of 1940 or the client requests Confluence to do so in writing, Confluence will vote proxy materials for its clients.

In cases where the discretionary client has delegated proxy voting responsibility and authority to Confluence, Confluence has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients. In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client. In situations where Confluence accepts such delegation and agrees to vote proxies, Confluence will do so in accordance with these Policies and Procedures. Confluence may delegate its responsibilities under these Policies and Procedures to a third party, provided that no such delegation shall relieve Confluence of its responsibilities hereunder and Confluence shall retain final authority and fiduciary responsibility for such proxy voting.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

2. Voting Guidelines

Confluence has adopted the Broadridge Proxy Policies and Insights Shareholder Value (“Proxy Policies and Insights”) to determine how each issue on proxy ballots is to be voted. The Proxy Policies and Insights is incorporated herein by this reference, and a copy of the Proxy Policies and Insights, as may be revised from time to time, is maintained with Confluence’s proxy voting policy.

The Proxy Policies and Insights seeks to maximize shareholder value in proxy voting. While the Proxy Policies and Insights is created using voting trends of the top 10 fund families that also seek to maximize shareholder value, Confluence seeks to review the template no less frequently than annually (and make revisions when necessary) to better enhance the shareholder’s value maximization objective. Proxy statements will be voted in accordance with this template unless:

•	Confluence determines it has a conflict,
•	Confluence investment team determines there is a valid reason not to follow the Proxy Policies and Insights recommendation, or
•	No recommendation is provided by Proxy Policies and Insights, in which case Confluence will independently determine how a particular issue is to be voted and will document that determination for the record.

In the event proxy ballots are received with respect to debt securities, Confluence will vote on a case by case basis in a manner it believes to be in the best economic interest of clients.

Any decision to override the PPI on a particular ballot issue must receive approval by the relevant CIO or his/her delegate (typically a Director of Research). The reason for not following the Proxy Policies and Insights must be documented for recordkeeping purposes~~.~~

Confluence may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions) or if a determination is made that not voting is in the best interest of the client.

3. Responsibility

Confluence utilizes Broadridge Financial Solutions, Inc. (“Broadridge”), an outsourcing provider to the global financial services industry, to coordinate, process, manage and maintain electronic records of Confluence proxy votes.

Confluence has adopted the Broadridge Proxy Policy and Insights. It is the responsibility of the Proxy Committee to at least annually, review the Proxy Policies and Insights for continued relevancy. Confluence is responsible for responding to any corporate actions as well as address any proxy ballot issues for which a recommendation is not provided by Proxy Policy and Insights.

Confluence compliance is responsible for maintaining this policy, reviewing it at least annually, and updating it as required.

All client accounts are to be directed to Broadridge in order for proxy ballots to be listed and voted on Broadridge’s Proxy Edge system. Occasionally, however, proxy ballots are forwarded directly to Confluence, which must then vote the proxy ballots independent of the Proxy Edge system. Confluence is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.

4. Registered Investment Companies

In cases in which the client is a registered investment company under the Investment Company Act of 1940 and the client delegates proxy voting, Confluence will vote proxies pursuant to this policy. Where Confluence acts as a sub-adviser of a closed-end fund that invests in other investment company securities, Confluence (as required) will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e. “echo vote” or ‘mirror vote”), unless otherwise required by law. When required by law, Confluence will also echo vote proxies of securities in unaffiliated investment vehicles. For example, section 12(d)(1)(F) of the Investment Company Act of 1940 requires echo voting of registered investment companies that sub-advise or manage securities of other registered investment companies.

5. Conflicts of Interest

In the event an employee determines that Confluence has a conflict of interest due to, for example, a relationship with a company or an affiliate of a company, or for any other reason which could influence the advice given, the employee will advise the Chief Compliance Officer and the Proxy Committee, and the Proxy Committee will decide whether Confluence should either (1) disclose to the client the conflict to enable the client to evaluate the advice in light of the conflict or (2) disclose to the client the conflict and decline to provide the advice.

Confluence shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if one or more members of the Confluence Investment Committee (on which the Chief Investment Officer is a member) knows or should have known of the conflict. Confluence is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

•	A principal of Confluence or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.

•	An immediate family member of a principal of Confluence or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.

•	Confluence or any affiliate holds a material ownership interest in the portfolio company.

This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to Confluence’s Chief Compliance Officer.

If a material conflict is identified, Confluence management may (i) disclose the potential conflict to the client and obtain consent; or (ii) establish an ethical wall or other informational barriers between the person(s) that are involved in the conflict and the persons making the voting decisions.

Confluence will resolve identified conflicts of interest in the best interest of the client.

6. Oversight of Third Parties

Annually, the Proxy Policies and Insights will be reviewed by the Proxy Committee. Annually, Confluence compliance will request documents necessary to evaluate Broadridge’s continuing ability to adequately provide services to Confluence and its clients (e.g. SOC-1 report).

Confluence will perform periodic review of Broadridge through reports available on the Broadridge Proxy Edge site.

7. Client Requests for Information

All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Confluence compliance. Confluence compliance will prepare a written response to the client with the information requested.

8. Disclosure

•	Confluence will provide required disclosures in response to Item 17 of Form ADV Part 2A summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Confluence voted client’s proxies;
•	Confluence will also disclose how clients may obtain a copy of the firm’s proxy voting policies and procedures, however Confluence will not disclose how proxies were voted to third-party non-clients, and;
•	Confluence shall make known its proxy voting policy in its advisory agreement or along with its advisory agreement.

9. Recordkeeping

The Chief Compliance Officer or his/her designate is responsible for maintaining the following records, however Confluence may rely on its third-party service provider to retain certain records:

•	proxy voting policies and procedures;

•	proxy statements (provided, however, that Confluence may rely on the Securities and Exchange Commission’s EDGAR system if the issuer filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided Confluence with a copy of the proxy statement promptly upon request);

•	records of electronic votes cast and abstentions; and

•	any records prepared by Confluence that were material to a proxy voting decision or that memorialized a decision.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Investment decisions for the registrant are made by the Portfolio Management Team of Confluence Investment Management LLC (“Confluence”). The members of the Confluence Portfolio Management Team are responsible for portfolio management, security selection, leverage management, trading, compliance, position reconciliation, communication and reporting to the registrant’s investment adviser.

Information provided as of January 14, 2020

Mark A. Keller, CFA – Chief Executive Officer and Chief Investment Officer

Mr. Keller has over 30 years of investment experience with a focus on value-oriented equity analysis and management. From 1994 to May 2008, he was the Chief Investment Officer of Gallatin Asset Management, Inc., and its predecessor organization, A.G. Edwards Asset Management, the investment management arm of A.G. Edwards, Inc. From 1999 to 2008, Mr. Keller was Chairman of A.G. Edwards’ Investment Strategy Committee, which set investment policy and established asset allocation models for the entire organization. Mr. Keller was a founding member of the A.G. Edwards Investment Strategy Committee, on which he served for over 20 years, the last ten of which as Chairman of the Committee. Mr. Keller began his career with A.G. Edwards in 1978, serving as an equity analyst for the firm’s Securities Research Department from 1979 to 1994. During his last five years in Securities Research, Mr. Keller was Equity Strategist and manager of the firm’s Focus List. Mr. Keller was a Senior Vice President of A.G. Edwards & Sons, Inc. and of Gallatin Asset Management, Inc., and was a member of the Board of Directors of both companies. Mr. Keller received a Bachelor of Arts from Wheaton College (Illinois) and is a CFA charterholder.

David B. Miyazaki, CFA – Senior Vice President and Senior Portfolio Manager

Prior to joining Confluence in May 2008, Mr. Miyazaki served as a Portfolio Manager and Analyst with Gallatin Asset Management, Inc., the investment management arm of A.G. Edwards, Inc. Mr. Miyazaki was responsible for equity investments in value-oriented separately managed accounts. He also co-managed the A.G. Edwards’ ETF-based asset allocation program. In addition to portfolio management, Mr. Miyazaki served as a member of the A.G. Edwards’ Investment Strategy Committee. As a strategist, he was responsible for the firm’s quantitative asset allocation models, including its Cyclical Asset Allocation program. Prior to joining A.G. Edwards in 1999, Mr. Miyazaki was a Portfolio Manager at Koch Industries in Wichita, Kansas. His previous experience includes working as an Investment Analyst at Prudential Capital Group in Dallas, Texas, and as a Bond Trader at Barre & Company, also in Dallas. Mr. Miyazaki received a Bachelor of Business Administration from Texas Christian University and is a CFA charterholder.

Daniel T. Winter, CFA – Senior Vice President and Chief Investment Officer – Value Equity

Prior to joining Confluence in May 2008, Mr. Winter served as a Portfolio Manager and Analyst with Gallatin Asset Management, Inc., the investment arm of A.G. Edwards, Inc. While at Gallatin, Mr. Winter chaired the portfolio management team responsible for the firm’s six value-oriented equity strategies. His responsibilities also included directing the strategy implementation and trading execution for the equity portfolios. Mr. Winter also served as a portfolio manager for the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio which were offered through variable annuities. He was also a member of the firm’s Allocation Advisor Committee which oversaw the A.G. Edwards exchange-traded fund focused strategies. Prior to joining the firm’s Asset Management division in 1996, Mr. Winter served as a portfolio manager for A.G. Edwards Trust Company. Mr. Winter earned a Bachelor of Arts in business management from Eckerd College and a Master of Business Administration from Saint Louis University. Mr. Winter is a CFA charterholder.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Information provided as of November 30, 2019

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
1. Mark Keller	Registered Investment Companies:	1	$28m	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	19,349	$6,742m	0	$0
2. David Miyazaki	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	151	$226m	0	$0
3. Daniel Winter	Registered Investment Companies:	1	$28m	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	18,561	$651m	0	$0

Potential Conflicts of Interests

The Confluence Portfolio Management Team may purchase or sell in other accounts the same securities that are purchased or sold for the registrant. If a situation arises where the same securities are being purchased or sold in other accounts and the registrant, the Portfolio Management Team’s policy is to follow a trade rotation to avoid simultaneous and competing buy or sell orders.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

Information provided as of January 14, 2020

The portfolio managers are compensated with an annual base salary and a discretionary bonus based on Confluence’s overall firm profits rather than individual product line performance or profitability. Confluence provides a 401(k) contribution and may make a discretionary additional contribution. In addition, Confluence’s portfolio managers are equity owners in Confluence, aligning their long-term interests with the registrant’s holders to strive to achieve superior investment performance over an appropriate time period. This ensures that the portfolio managers are incentivized to implement a consistent investment strategy for the registrant without incurring undue risk.

(a)(4) Disclosure of Securities Ownership

Information provided as of November 30, 2019

Name	Dollar Range of Registrant Shares Beneficially Owned
Mark Keller	$50,001 - $100,000
David Miyazaki	$10,001 - $50,000
Daniel Winter	None
Brian Hansen	$10,001 - $50,000
Joseph Hanzlik	$10,001 - $50,000

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is incorporated by reference to the Form N-CSR filed on EDGAR on January 30, 2020 (Accession Number 0001445546-20-000533).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Specialty Finance and Financial Opportunities Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	January 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	January 31, 2020
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date:	January 31, 2020